CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Thousands	Share capital [Member]	Share premium and other capital reserves [Member]	Accumulated deficit [Member]	Total Attributable to equity holders of the Company [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2019	$ 142	$ 205,904	$ (155,902)	$ 50,144	$ 10,073	$ 60,217
Loss	0	0	(10,468)	(10,468)	(1,564)	(12,032)
Benefit to non-controlling interests regarding share-based compensation	0	(6)	0	(6)	6	0
Share-based compensation		92		92	2,697	2,789
Balance at Jun. 30, 2020	142	205,990	(166,370)	39,762	11,212	50,974
Balance at Dec. 31, 2020	200	225,121	(179,276)	46,045	10,837	56,882
Loss	0	0	(12,812)	(12,812)	(1,206)	(14,018)
Issuance of Ordinary Shares	24	27,898	0	27,922	0	27,922
Exercise of pre-funded warrants	6	4,359	0	4,365	0	4,365
Forfeiture of non-controlling interests regarding share-based compensation	0	186	0	186	(186)	0
Benefit to non-controlling interests regarding share-based compensation	0	(13)	0	(13)	13	0
Exercise of options	1	402	0	403	0	403
Share-based compensation	0	305	0	305	784	1,089
Balance at Jun. 30, 2021	$ 231	$ 258,258	$ (192,088)	$ 66,401	$ 10,242	$ 76,643